Leatherback Long/Short Alternative Yield ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 109.9%	Shares	Value
Aerospace & Defense - 3.9%
L3Harris Technologies, Inc.(a)	7,725	$1,736,812

Agriculture - 5.3%
Bunge Global SA(a)	21,714	2,336,209

Beverages - 5.5%
Coca-Cola Co.(a)	19,086	1,201,082
Keurig Dr Pepper, Inc.(a)(b)	35,661	1,221,389
		2,422,471

Building Materials - 2.9%
Carrier Global Corp.(a)	20,203	1,276,628

Chemicals - 5.9%
Air Products and Chemicals, Inc.(a)	6,753	1,801,025
Nutrien Ltd.(a)(b)	13,832	810,694
		2,611,719

Commercial Services - 2.4%
S&P Global, Inc.(a)	2,480	1,060,225

Diversified Financial Services - 9.1%
Intercontinental Exchange, Inc.(a)	13,854	1,855,050
Visa, Inc. - Class A(a)	7,884	2,148,075
		4,003,125

Entertainment - 3.0%
Vail Resorts, Inc.(a)(b)	6,958	1,313,114

Environmental Control - 2.5%
Waste Management, Inc.	5,269	1,110,336

Food - 3.2%
Lamb Weston Holdings, Inc.(b)	15,856	1,399,926

Healthcare - Products - 10.1%
Medtronic PLC(a)(b)	20,307	1,652,380
Solventum Corp.(c)	13,626	808,567
Zimmer Biomet Holdings, Inc.(a)	17,138	1,973,441
		4,434,388

Insurance - 4.9%
Old Republic International Corp.(a)	67,254	2,137,332

Internet - 2.5%
Booking Holdings, Inc.	291	1,098,918

Media - 3.9%
Comcast Corp. - Class A(a)	42,593	1,704,998

Mining - 6.5%
Newmont Corp.(a)	40,728	1,708,132
Rio Tinto PLC - ADR(a)	16,481	1,155,318
		2,863,450

Miscellaneous Manufacturing - 3.5%
3M Co.	15,515	1,553,672

Oil & Gas - 5.3%
Exxon Mobil Corp.(a)	19,911	2,334,764

Packaging & Containers - 4.3%
Packaging Corp. of America(a)	10,287	1,887,562

Pharmaceuticals - 7.2%
AbbVie, Inc.(a)	11,745	1,893,764
Johnson & Johnson(a)	8,795	1,289,962
		3,183,726

Retail - 3.1%
Domino's Pizza, Inc.	2,694	1,370,115

Software - 7.5%
Fidelity National Information Services, Inc.(a)	29,258	2,220,097
MSCI, Inc.	2,232	1,105,242
		3,325,339

Transportation - 3.3%
Union Pacific Corp.	6,291	1,464,671

Water - 4.1%
American Water Works Co., Inc.(a)(b)	13,873	1,814,172
TOTAL COMMON STOCKS (Cost $47,644,390)		48,443,672

PREFERRED STOCKS - 7.3%
REITs - Diversified - 3.3%
EPR Properties, Series C, 5.75%, Perpetual	70,951	1,366,516

REITs - Mortgage - 3.3%
AGNC Investment Corp., Series F, 6.13% to 04/15/2025 then 3 mo. LIBOR US + 4.70%, Perpetual(a)(d)	76,701	1,844,659
TOTAL PREFERRED STOCKS (Cost $3,488,290)		3,211,175

REAL ESTATE INVESTMENT TRUSTS - 2.8%
PotlatchDeltic Corp.(a)	29,134	1,244,896
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,450,712)		1,244,896

SHORT-TERM INVESTMENTS - 7.0%
Investments Purchased with Proceeds from Securities Lending - 6.5%
Mount Vernon Liquid Assets Portfolio, LLC(e)	2,863,566	2,863,566

Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 5.24%(e)	229,777	229,777
TOTAL SHORT-TERM INVESTMENTS (Cost $3,093,343)		3,093,343

TOTAL INVESTMENTS - 127.0% (Cost $55,676,735)		$55,993,086
Liabilities in Excess of Other Assets - (27.0)%		(11,900,377)
TOTAL NET ASSETS - 100.0%		$44,092,709

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LIBOR – London Interbank Offered Rate
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	All or a portion of security has been pledged as collateral for open securities sold short. The total value of assets committed as collateral as of May 31, 2024 is $36,363,128.
(b)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $2,165,193 which represented 4.9% of net assets.
(c)	Non-income producing security.
(d)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(e)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Leatherback Long/Short Alternative Yield ETF
Schedule of Securities Sold Short
as of May 31, 2024 (Unaudited)

COMMON STOCKS - (26.6)%	Shares	Value
Airlines - (1.0)%
Delta Air Lines, Inc.(a)	(8,603)	$(438,925)

Auto Manufacturers - (1.9)%
Tesla, Inc. (a)	(4,694)	(835,908)

Commercial Services - (1.4)%
Block, Inc. (a)	(9,341)	(598,571)

Computers - (1.6)%
Apple, Inc. (a)	(3,657)	(703,058)

Distribution & Wholesale - (1.3)%
SiteOne Landscape Supply, Inc. (a)	(3,835)	(593,735)

Diversified Financial Services - (3.7)%
BlackRock, Inc. (a)	(939)	(724,936)
Stifel Financial Corp. (a)	(10,957)	(886,969)
		(1,611,905)

Engineering & Construction - (1.1)%
Comfort Systems USA, Inc. (a)	(1,469)	(480,862)

Internet - (2.7)%
DoorDash, Inc. - Class A(a)	(6,671)	(734,544)
Netflix, Inc. (a)	(686)	(440,151)
		(1,174,695)

Leisure Time - (3.2)%
Planet Fitness, Inc. - Class A(a)	(10,439)	(664,338)
Royal Caribbean Cruises Ltd. (a)	(5,082)	(750,510)
		(1,414,848)

Machinery - Construction & Mining - (1.4)%
Vertiv Holdings Co. - Class A(a)	(6,526)	(640,005)

Retail - (5.6)%
Burlington Stores, Inc. (a)	(2,033)	(488,022)
Chipotle Mexican Grill, Inc. (a)	(265)	(829,323)
Dick's Sporting Goods, Inc. (a)	(2,184)	(497,166)
Ollie's Bargain Outlet Holdings, Inc. (a)	(7,959)	(656,060)
		(2,470,571)

Semiconductors - (1.7)%
Broadcom, Inc. (a)	(574)	(762,588)
TOTAL COMMON STOCKS (Proceeds $10,537,683)		(11,725,671)

REAL ESTATE INVESTMENT TRUSTS - (4.2)%
Digital Realty Trust, Inc. (a)	(5,028)	(730,769)
Equinix, Inc. (a)	(897)	(684,393)
Iron Mountain, Inc. (a)	(5,433)	(438,389)
		(1,853,551)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $1,673,466)		(1,853,551)

TOTAL SECURITIES SOLD SHORT - (30.8)% (Proceeds $12,211,149)		$(13,579,222)

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Summary of Fair Value Exposure at May 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2024:

Leatherback Long/Short Alternative Yield ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$48,443,672	$–	$–	$48,443,672
Preferred Stocks	3,211,175	–	–	3,211,175
Real Estate Investment Trusts	1,244,896	–	–	1,244,896
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	2,863,566
Money Market Funds	229,777	–	–	229,777
Total Investments	$53,129,520	$–	$–	$55,993,086

Liabilities:
Investments:
Common Stocks	$(11,725,671)	$–	$–	$(11,725,671)
Real Estate Investment Trusts	(1,853,551)	–	–	(1,853,551)
Total Investments	$(13,579,222)	$–	$–	$(13,579,222)

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Refer to the Schedule of Investments for additional information.